Vessels, Net (Details Narrative) - Vessel Cost [Member] $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Vessels cost, additions	$ 635
Paid amount of vessels cost	367
Accrued and remains unpaid amount of vessels cost	$ 268